Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Taxes [Abstract]
Current income tax	$ 33,219	$ (354,476)	$ 118,905
Deferred income tax	(10,067)	581,800	208,037
Total income tax expense	$ 23,152	$ 227,324	$ 326,942